Financial instruments - fair values and risk management - Contractual maturities of derivative financial liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Contractual maturities of derivative financial liabilities
Contractual cash flows	$ 16,015	$ 30,273
3 months or less
Contractual maturities of derivative financial liabilities
Carrying amounts	15,002	7,349
Between 3-12 months
Contractual maturities of derivative financial liabilities
Carrying amounts		21,646
Between 1-5 years
Contractual maturities of derivative financial liabilities
Contractual cash flows	1,013	1,278
Share warrant obligation
Contractual maturities of derivative financial liabilities
Contractual cash flows	1,013	1,278
Share warrant obligation | Between 1-5 years
Contractual maturities of derivative financial liabilities
Contractual cash flows	1,013	1,278
Put option liability
Contractual maturities of derivative financial liabilities
Contractual cash flows	15,002	28,995
Put option liability | 3 months or less
Contractual maturities of derivative financial liabilities
Carrying amounts	$ 15,002	7,349
Put option liability | Between 3-12 months
Contractual maturities of derivative financial liabilities
Carrying amounts		$ 21,646